Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk
10. Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivables.  Cash is maintained in financial institutions in foreign countries that do not insure the balances in the accounts.  The credit risk for customer accounts is concentrated because accounts receivable consists of the balance due from one customer.  However, the customer’s account typically is collected within a short period of time and, based on its assessment of current conditions, management believes there is no risk of loss.  Management continuously monitors these conditions.